Schedule of Investments
(unaudited)
May 31, 2025
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 2.7%
Alabama Federal Aid Highway Finance Authority,
Series 2025A, RB, 5.00%, 03/01/45 ..... USD 200 $ 207,695
City of Mobile, Series 2025A, GO,
5.00%, 02/15/45 ................. 100 104,218
County of Jefferson
Series 2024 , RB , 5.25% , 10/01/49 ...... 100 100,974
Series 2024 , RB , 5.50% , 10/01/53 ...... 100 102,443
Elmore County Board of Education, RB,
3.00%, 08/01/44 ................. 100 73,594
588,924
Arizona — 1.0%
City of Phoenix Civic Improvement Corp., Series
2020A, RB, 5.00%, 07/01/40 ......... 110 114,197
Salt River Project Agricultural Improvement
& Power District, Series 2023A, RB,
5.00%, 01/01/47 ................. 100 102,405
216,602
California — 13.4%
California Enterprise Development Authority,
Series 2024, RB, 4.00%, 06/01/54 ...... 100 85,763
California Infrastructure & Economic
Development Bank, Series 2023, RB,
4.00%, 10/01/44 ................. 165 158,611
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49 (AGM)
(a)
150 41,930
California State Public Works Board, Series
2021C, RB, 4.00%, 11/01/46 ......... 220 200,412
Cerritos Community College District, Series
2021D, GO, 2.38%, 08/01/44 ......... 100 67,878
City of San Francisco, Series 2023AB, Sub-
Series B, RB, 5.25%, 11/01/48 ........ 225 237,141
Clovis Unified School District, Series C, GO,
4.00%, 08/01/48 ................. 155 141,383
Livermore Valley Joint Unified School District,
Series 2021, GO, 4.00%, 08/01/47 ...... 150 130,597
Los Angeles Department of Water & Power
Series 2024B , RB , 5.00% , 07/01/38 ..... 100 104,818
Series 2024A , RB , 5.00% , 07/01/39 ..... 100 103,803
Series 2019D , RB , 5.00% , 07/01/44 ..... 50 49,632
Los Angeles Unified School District, Series
2024QRR, GO, 5.00%, 07/01/43 ....... 150 158,972
Mount San Antonio Community College District,
Series 2024D, GO, 4.00%, 08/01/49 ..... 150 137,626
Rio Hondo Community College District, Series
2022D, GO, 0.00%, 08/01/44
(a)
........ 200 78,689
Sacramento City Unified School District, Series
2022A, GO, 5.50%, 08/01/47 (BAM) ..... 130 136,697
Salinas Union High School District, Series B,
GO, 4.00%, 08/01/45 .............. 150 139,014
San Bernardino Community College District,
Series B, GO, 5.00%, 08/01/49 ........ 120 124,585
San Diego Unified School District, Series 2012E,
GO, 0.00%, 07/01/49
(a)
............. 125 39,653
San Marcos Unified School District, Series B,
GO, 0.00%, 08/01/51
(a)
............. 130 37,808
State of California
GO , 5.00% , 08/01/39 ............... 200 218,079
GO , 4.00% , 03/01/40 ............... 100 98,275
Series 2024 , GO , 5.00% , 09/01/43 ...... 35 37,230
GO , 3.00% , 11/01/50 ............... 250 184,728
GO , 3.00% , 04/01/52 ............... 200 146,565
Security
Par (000)
Par (000) Value
California (continued)
University of California, Series 2020BE, RB,
4.00%, 05/15/47 ................. USD 75 $ 68,733
2,928,622
Colorado — 3.1%
Adams & Weld Counties School District No. 27J
Brighton, Series 2024A, GO, 5.00%, 12/01/47
(SAW) ....................... 100 103,291
City & County of Denver, Series 2021A, RB,
4.00%, 08/01/51 ................. 100 84,513
Colorado School of Mines, Series 2022B, RB,
5.25%, 12/01/52 (AGM) ............ 150 154,911
Mesa County Valley School District No. 51 Grand
Junction, Series 2025, GO, 5.25%, 12/01/49
(SAW) ....................... 100 104,738
State of Colorado
Series 2019O , COP , 4.00% , 03/15/44 .... 100 90,958
Series 2021S , COP , 4.00% , 03/15/46 .... 150 131,727
670,138
Connecticut — 0.5%
State of Connecticut Special Tax, Series 2024A-
2, RB, 5.00%, 07/01/39 ............. 100 108,013
District of Columbia — 0.9%
District of Columbia, Series 2019A, GO,
5.00%, 10/15/44 ................. 140 141,659
District of Columbia Income Tax, Series 2022A,
RB, 5.00%, 07/01/47 .............. 50 50,950
192,609
Florida — 4.7%
City of Fort Lauderdale, Series 2023B, RB,
5.50%, 09/01/53 ................. 65 68,854
City of Lakeland, Series 2021, RB,
5.00%, 10/01/48 ................. 120 124,476
County of Miami-Dade, Series 2024A, RB,
5.00%, 04/01/51 ................. 65 66,080
County of Miami-Dade Seaport Department
Series 2021B-2 , RB , 4.00% , 10/01/43 .... 100 89,684
Series 2021, Sub-Series A-2 , RB ,
4.00% , 10/01/49 ( AGM ) ........... 35 30,453
County of Miami-Dade Transit System
Series 2020A , RB , 4.00% , 07/01/46 ..... 115 102,135
Series 2022 , RB , 5.00% , 07/01/52 ...... 60 60,202
County of Miami-Dade Water & Sewer System,
Series 2019B, RB, 3.00%, 10/01/49 ..... 200 141,172
JEA Water & Sewer System, Series 2024A, RB,
5.50%, 10/01/54 ................. 40 42,130
School District of Broward County, Series 2022,
GO, 5.00%, 07/01/51 .............. 100 102,332
State of Florida Department of Transportation
Turnpike System, Series 2024B, RB,
4.00%, 07/01/44 ................. 215 197,423
1,024,941
Georgia — 0.4%
Municipal Electric Authority of Georgia, Series
2019A, RB, 5.00%, 01/01/56 ......... 100 98,251
Idaho — 1.1%
Idaho Housing & Finance Association
Series 2024A , RB , 5.00% , 08/15/48 ..... 100 103,166
Series 2025A , RB , 4.00% , 08/15/50
(b)
.... 150 133,790
236,956

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois — 4.6%
Chicago O'Hare International Airport, Series
2023, RB, 5.25%, 01/01/39 (BAM) ...... USD 100 $ 107,000
Chicago Transit Authority Sales Tax Receipts
Fund
Series 2024A , RB , 5.00% , 12/01/41 ..... 20 20,772
Series 2022A , RB , 5.00% , 12/01/57 ..... 250 242,697
City of Chicago, Series 2024A, GO,
5.00%, 01/01/45 ................. 150 142,152
County of Cook, Series 2024, RB,
5.00%, 11/15/43 ................. 120 122,064
Illinois Finance Authority, Series 2024A, RB,
5.25%, 04/01/45 ................. 100 103,620
State of Illinois
Series 2023B , GO , 5.25% , 05/01/38 ..... 160 168,616
Series 2021A , GO , 5.00% , 03/01/46 ..... 100 99,394
1,006,315
Indiana — 1.7%
Indiana Finance Authority
Series 2019A , RB , 5.00% , 02/01/39 ..... 160 164,964
Series 2021-1 , RB , 3.00% , 10/01/40 ..... 115 92,510
Merrillville Multi School Building Corp., Series
2022, RB, 5.00%, 01/15/42 (ST INTERCEPT) 100 103,923
361,397
Kentucky — 1.0%
Kentucky State Property & Building Commission,
Series A, RB, 5.00%, 04/01/45 ........ 110 112,672
Scott County School District Finance Corp.,
Series 2022, RB, 5.00%, 09/01/41 (BAM, ST
INTERCEPT) ................... 100 103,601
216,273
Maryland — 1.2%
Washington Suburban Sanitary Commission
Series 2025 , RB , 4.00% , 06/01/48 ( GTD ) .. 150 136,477
Series 2025 , RB , 4.00% , 06/01/51 ( GTD ) .. 150 135,659
272,136
Massachusetts — 4.9%
Commonwealth of Massachusetts
Series 2021C , GO , 2.00% , 09/01/40 ..... 200 137,309
Series 2022B , GO , 3.00% , 02/01/41 ..... 50 40,386
Series 2024I , GO , 5.00% , 12/01/46 ...... 150 155,275
Series 2024I , GO , 5.00% , 12/01/48 ...... 100 102,731
Commonwealth of Massachusetts Transportation
Fund, Series 2019A, RB, 5.00%, 06/01/49 . 100 100,915
Massachusetts Bay Transportation Authority
Sales Tax, Series 2023A, Sub-Series A-1, RB,
4.00%, 07/01/53 ................. 150 132,837
Massachusetts School Building Authority, Series
2020A, RB, 5.00%, 08/15/50 ......... 150 151,902
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/38 ..... 100 103,766
Series 2022-1 , RB , 4.00% , 11/01/46 ..... 175 154,961
1,080,082
Michigan — 1.1%
Great Lakes Water Authority Sewage Disposal
System, Series 2023C, RB, 5.25%, 07/01/53 125 128,781
Lansing Board of Water & Light, Series 2024A,
RB, 5.00%, 07/01/54 .............. 100 101,503
230,284
Security
Par (000)
Par (000) Value
Minnesota — 0.4%
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2024A, RB,
4.00%, 01/01/54 ................. USD 100 $ 86,193
Missouri — 0.1%
City of Kansas City, Series 2025A, RB,
5.00%, 12/01/49 ................. 25 25,687
Nebraska — 1.1%
Omaha Public Power District, Series 2024C, RB,
5.00%, 02/01/54 ................. 150 151,972
University of Nebraska Facilities Corp. (The),
Series 2021A, RB, 4.00%, 07/15/62 ..... 100 83,529
235,501
Nevada — 1.2%
Clark County School District, Series 2020B, GO,
3.00%, 06/15/38 (BAM) ............ 150 122,662
State of Nevada, Series 2023A, GO,
5.00%, 05/01/40 ................. 125 133,559
256,221
New Jersey — 4.3%
New Jersey Transportation Trust Fund Authority
Series 2010A , RB , 0.00% , 12/15/37
(a)
.... 165 94,878
Series 2022A , RB , 4.00% , 06/15/39 ..... 250 234,662
Series 2024AA , RB , 5.00% , 06/15/42 .... 150 153,969
Series 2023BB , RB , 5.00% , 06/15/46 .... 255 257,464
New Jersey Turnpike Authority
Series 2025A , 5.25% , 01/01/50 ........ 100 104,269
Series 2025A , 4.75% , 01/01/55
(b)
....... 100 97,896
943,138
New York — 21.3%
City of New York
Series 2025, Sub-Series C1 , GO ,
5.00% , 09/01/43 ................ 100 103,474
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/43 ................ 55 55,949
Series 2020D, Sub-Series D1 , GO ,
3.00% , 03/01/45 ................ 120 87,384
Series 2023E, Sub-Series E1 , GO ,
5.25% , 04/01/47 ................ 40 41,512
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/47 ................ 130 131,592
Empire State Development Corp.
Series 2019A , RB , 5.00% , 03/15/39 ..... 75 76,668
Series 2019A , RB , 5.00% , 03/15/40 ..... 120 122,915
Series 2021A , RB , 4.00% , 03/15/44 ..... 70 63,008
Series 2023A , RB , 5.00% , 03/15/47 ..... 100 101,986
Series 2024A , RB , 5.00% , 03/15/54 ..... 110 111,772
Metropolitan Transportation Authority
Series 2024A , RB , 5.00% , 11/15/44 ..... 195 198,067
Series 2025A , RB , 5.25% , 11/15/45 ..... 100 103,477
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 150 152,187
Monroe County Industrial Development Corp.,
Series 2023A, RB, 5.00%, 07/01/53 ..... 100 101,447
New York City Municipal Water Finance Authority
Series 2019FF-2 , RB , 4.00% , 06/15/41 ... 150 141,236
Series 2024BB-1 , RB , 5.25% , 06/15/54 ... 200 207,620
New York City Transitional Finance Authority
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/45 ................ 215 221,260
Series 2025E , RB , 5.00% , 11/01/45 ..... 100 102,912
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/46 ................ 250 256,217

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured
Series 2020A-3 , RB , 4.00% , 05/01/42 .... USD 250 $ 231,312
Series 2021E-1 , RB , 3.00% , 02/01/51 .... 100 68,516
New York Power Authority
Series 2022A , RB , 4.00% , 11/15/38 ( AGM ) 115 114,764
Series 2020A , RB , 4.00% , 11/15/45 ..... 100 90,071
New York State Dormitory Authority
Series 2021A , RB , 4.00% , 03/15/38 ..... 150 145,726
Series 2025A , RB , 5.00% , 07/01/39
(b)
.... 100 107,779
Series 2022A , RB , 4.00% , 03/15/42 ..... 100 91,618
Series 2019A , RB , 5.00% , 03/15/43 ..... 50 50,725
Series 2021A , RB , 4.00% , 03/15/47 ..... 130 113,552
Series 2024A , RB , 5.00% , 03/15/48 ..... 100 102,448
New York State Environmental Facilities Corp.,
Series 2019B, RB, 3.00%, 06/15/38 ..... 150 127,241
New York State Thruway Authority
Series N , RB , 4.00% , 01/01/43 ......... 90 82,037
Series 2021A-1 , RB , 3.00% , 03/15/51 .... 110 75,556
Onondaga County Trust for Cultural Resources,
Series 2019, RB, 5.00%, 12/01/43 ...... 100 101,660
Port Authority of New York & New Jersey, Series
241, RB, 5.00%, 07/15/53 ........... 150 153,083
Triborough Bridge & Tunnel Authority
Series 2021, Sub-Series C-3 , RB ,
2.50% , 05/15/51 ................ 50 29,480
Series 2021A , RB , 5.00% , 11/15/51 ..... 120 120,661
Series 2022C , RB , 4.13% , 05/15/52 ..... 250 215,692
Triborough Bridge & Tunnel Authority Sales
Tax, Series 2024A, Sub-Series A-1, RB,
5.00%, 05/15/46 ................. 140 143,965
Utility Debt Securitization Authority, Series
2022TE-1, RB, 5.00%, 12/15/39 ....... 100 107,468
4,654,037
Ohio — 0.9%
Ohio Higher Educational Facility Commission,
Series A, RB, 5.00%, 10/01/48 ........ 150 153,382
Ohio Turnpike & Infrastructure Commission,
Series 2013A-2, RB, 0.00%, 02/15/40
(a)
... 100 49,672
203,054
Oklahoma — 0.6%
Grand River Dam Authority, Series 2023, RB,
5.00%, 06/01/41 ................. 115 120,202
Oregon — 0.7%
State of Oregon Department of Transportation,
Series 2019A, RB, 5.00%, 11/15/42 ..... 140 143,424
Pennsylvania — 2.7%
City of Philadelphia Water & Wastewater, Series
2021C, RB, 4.00%, 10/01/51 ......... 150 129,358
Commonwealth of Pennsylvania, Series 2023,
GO, 4.00%, 09/01/42 .............. 150 143,269
Pennsylvania Turnpike Commission
Series 2024 , RB , 5.00% , 12/01/44 ...... 100 103,333
Series 2025A , RB , 4.13% , 12/01/50 ..... 100 91,605
Philadelphia Authority for Industrial
Development, Series 2020A, RB,
4.00%, 11/01/45 ................. 150 126,549
594,114
Rhode Island — 0.6%
State of Rhode Island, Series 2022A, GO,
5.00%, 08/01/39 ................. 120 127,451
Security
Par (000)
Par (000) Value
South Carolina — 0.4%
South Carolina Public Service Authority, Series
2024B, RB, 5.00%, 12/01/43 ......... USD 70 $ 71,145
Spartanburg County School District No. 7, Series
2019D, GO, 5.00%, 03/01/48 (SCSDE) ... 35 35,471
106,616
Tennessee — 1.7%
Metropolitan Government of Nashville &
Davidson County, Series 2024C, GO,
5.00%, 01/01/40 ................. 115 123,701
Metropolitan Nashville Airport Authority (The),
Series 2019A, RB, 5.00%, 07/01/54 ..... 135 135,037
Tennessee State School Bond Authority,
Series 2022A, RB, 5.00%, 11/01/47 (ST
INTERCEPT) ................... 100 102,405
361,143
Texas — 14.7%
Austin Independent School District, Series 2023,
GO, 5.00%, 08/01/48 .............. 100 100,997
Board of Regents of the University of Texas
System, Series 2020A, RB, 5.00%, 08/15/50 100 106,391
Cedar Hill Independent School District, Series
2024, GO, 4.00%, 02/15/50 (PSF) ...... 100 88,662
Central Texas Regional Mobility Authority, Series
2021B, RB, 4.00%, 01/01/51 ......... 100 87,008
City of Austin Water & Wastewater System,
Series 2022, RB, 5.00%, 11/15/42 ...... 80 83,182
City of Houston Combined Utility System, Series
2018D, RB, 5.00%, 11/15/43 ......... 85 86,187
City of San Antonio Electric & Gas Systems,
Series 2024A, RB, 5.00%, 02/01/39 ..... 200 214,360
County of Ector, GO, 5.00%, 02/15/50 ..... 100 100,720
Dallas Fort Worth International Airport
Series 2021A , RB , 3.00% , 11/01/40 ..... 175 138,146
Series 2021B , RB , 4.00% , 11/01/45 ..... 100 91,289
Series 2022B , RB , 4.00% , 11/01/45 ..... 100 91,289
Dallas Independent School District, Series 2024,
GO, 5.00%, 02/15/43 (PSF) .......... 110 114,516
Forney Independent School District, Series
2022B, GO, 5.00%, 08/15/39 (PSF) ..... 100 105,343
Galena Park Independent School District, Series
2024, GO, 4.00%, 08/15/49 (PSF) ...... 200 177,438
Garland Independent School District, Series
2023A, GO, 5.00%, 02/15/41 (PSF) ..... 100 105,321
Grand Parkway Transportation Corp., Series
2020C, RB, 4.00%, 10/01/45 ......... 100 88,651
Lamar Consolidated Independent School District,
Series 2023, GO, 4.00%, 02/15/48 ...... 100 87,040
Lewisville Independent School District, Series
2024, GO, 5.00%, 08/15/39 (PSF) ...... 145 154,763
Lower Colorado River Authority, Series 2020,
RB, 5.00%, 05/15/45 .............. 125 125,953
Port Authority of Houston of Harris County
Texas, Series 2021, RB, 5.00%, 10/01/51 . 100 101,014
Port Freeport, Series 2019B, RB,
3.00%, 06/01/49 ................. 100 68,502
San Antonio Water System, Series 2025A, RB,
5.00%, 05/15/38
(b)
................ 100 108,821
Tarrant Regional Water District, Series 2025, RB,
4.13%, 09/01/47 ................. 250 225,197
Texas State Technical College, Series 2022A,
RB, 5.50%, 08/01/42 (AGM) .......... 150 160,847
Texas Water Development Board
Series 2019 , RB , 5.00% , 08/01/37 ...... 105 109,872

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019 , RB , 5.00% , 08/01/39 ...... USD 185 $ 191,778
Series 2020 , RB , 4.00% , 10/15/45 ...... 100 88,531
3,201,818
Utah — 0.4%
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/44 ................. 105 106,313
Virginia — 0.5%
Virginia Public Building Authority, Series 2024A,
RB, 5.00%, 08/01/44 .............. 100 104,683
Washington — 3.9%
City of Seattle, Series 2023A, RB,
5.00%, 03/01/48 ................. 150 153,175
City of Tacoma Electric System, Series 2021,
RB, 4.00%, 01/01/51 .............. 130 112,956
Energy Northwest, Series 2020A, RB,
5.00%, 07/01/39 ................. 140 146,067
King & Snohomish Counties School District
No. 417 Northshore, Series 2024, GO,
5.00%, 12/01/42 (GTD) ............. 100 105,057
King County School District No. 403 Renton,
Series 2023, GO, 5.00%, 12/01/38 (GTD) . 100 107,179
State of Washington
Series 2020B , GO , 5.00% , 06/01/39 ..... 115 118,817
Series 2023A , GO , 5.00% , 08/01/41 ..... 100 104,824
848,075
Security
Par (000)
Par (000) Value
West Virginia — 0.4%
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/40 .............. USD 100 $ 104,254
Total Long-Term Investments — 98 .2%
(Cost: $ 22,240,597 ) ............................... 21,453,467
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.02%
(c) (d)
......... 99,546 99,556
Total Short-Term Securities — 0 .5%
(Cost: $ 99,556 ) ................................. 99,556
Total Investments — 98 .7%
(Cost: $ 22,340,153 ) ............................... 21,553,023
Other Assets Less Liabilities — 1.3% .................... 284,261
Net Assets — 100.0% ...............................
$ 21,837,284
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/17/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
Shares
Held at
05/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 99,556
(b)
$ — $ — $ — $ 99,556 99,546 $ 1,550 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Long-Term National Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 21,453,467 $ — $ 21,453,467
Short-Term Securities
Money Market Funds ...................................... 99,556 — — 99,556
$ 99,556 $ 21,453,467 $ — $ 21,553,023
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
PSF Permanent School Fund
RB Revenue Bonds
SAW State Aid Withholding
SCSDE South Carolina State Department of Education